SUPPLEMENTARY DATA - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Data [Abstract]
Depreciation of property and equipment, including amortization of leasehold improvements				$ 85.4	$ 71.5	$ 64.8
Amortization of content costs	$ 10.7	$ 15.9	$ 231.9	38.3	$ 243.5	$ 52.4
Amortization of content costs, Monetized on a title-by-title basis	8.6	14.2	229.0	26.7
Amortization of content costs, Monetized as a film group	$ 2.1	$ 1.7	$ 2.9	11.6
Unamortized costs of produced programming expected to amortized with in next twelve months				1.5
Unamortized costs of produced programming expected to amortized in year two				1.6
Unamortized costs of produced programming expected to amortized in year three				0.9
Unamortized costs of produced programming expected to be amortized				$ 4.8